                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10321

                        RIVERSOURCE MANAGERS SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
        (Address of principal executive offices)                      (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 05/31

Date of reporting period: 08/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                   RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND

                                AT AUG. 31, 2008



AUG. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





COMMON STOCKS (99.0%)
ISSUER                                                 SHARES                VALUE(a)
AUTOMOBILES (0.3%)
Harley-Davidson                                          45,270            $1,800,841
-------------------------------------------------------------------------------------


BEVERAGES (1.2%)
Central European Distribution                           113,208(b)          6,530,970
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (2.3%)
Alexion Pharmaceuticals                                 133,630(b)          6,024,041
Cephalon                                                 18,623(b)          1,426,894
CSL                                                      45,680(c)          1,594,059
Myriad Genetics                                          17,550(b)          1,196,910
United Therapeutics                                      21,430(b)          2,274,366
                                                                      ---------------
Total                                                                      12,516,270
-------------------------------------------------------------------------------------


CAPITAL MARKETS (2.2%)
Northern Trust                                           67,020             5,387,738
Raymond James Financial                                  46,354             1,429,094
T Rowe Price Group                                       86,520             5,135,827
                                                                      ---------------
Total                                                                      11,952,659
-------------------------------------------------------------------------------------


CHEMICALS (5.3%)
Airgas                                                   39,920             2,364,861
CF Inds Holdings                                         13,100             1,996,440
FMC                                                      21,463             1,578,389
Intrepid Potash                                          64,154(b)          3,038,333
Monsanto                                                 73,239             8,367,557
Mosaic                                                   20,134             2,149,103
Sigma-Aldrich                                            30,750             1,745,370
Syngenta                                                 27,902(c)          7,487,394
                                                                      ---------------
Total                                                                      28,727,447
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (2.7%)
Clean Harbors                                            26,120(b)          2,119,377
Covanta Holding                                          78,240(b)          2,176,637
FTI Consulting                                           80,952(b)          5,941,876
Robert Half Intl                                         72,750             1,862,400
Stericycle                                               42,930(b)          2,545,749
                                                                      ---------------
Total                                                                      14,646,039
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.3%)
F5 Networks                                              79,210(b)          2,701,853
Juniper Networks                                        169,860(b)          4,365,402
                                                                      ---------------
Total                                                                       7,067,255
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (0.3%)
Apple                                                     9,061(b)          1,536,111
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (3.7%)
Fluor                                                    48,160             3,859,061
Foster Wheeler                                           65,903(b)          3,274,720
Quanta Services                                         334,152(b)         10,672,815
Shaw Group                                               45,296(b)          2,243,964
                                                                      ---------------
Total                                                                      20,050,560
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (2.0%)
Crown Holdings                                          156,651(b)          4,345,499
Owens-Illinois                                          101,198(b)          4,513,431
Pactiv                                                   70,700(b)          1,899,709
                                                                      ---------------
Total                                                                      10,758,639
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (1.8%)
Corinthian Colleges                                     129,848(b)          1,723,083
DeVry                                                    28,623             1,476,374
ITT Educational Services                                 48,955(b)          4,352,590
Strayer Education                                         9,554             2,004,811
                                                                      ---------------
Total                                                                       9,556,858
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.6%)
Interactive Brokers Group Cl A                           70,480(b)          1,924,104
Midcap SPDR Trust Series I                                9,699             1,437,392
                                                                      ---------------
Total                                                                       3,361,496
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.5%)
PPL                                                      61,340             2,684,852
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (3.8%)
American Superconductor                                  96,706(b,d)        2,376,066
AMETEK                                                   76,615             3,718,892
Energy Conversion Devices                                37,174(b)          2,794,370
First Solar                                              13,613(b)          3,766,037
JA Solar Holdings ADR                                    90,674(b,c)        1,616,717
SunPower Cl A                                            32,330(b)          3,153,792
Vestas Wind Systems                                      24,442(b,c)        3,316,977
                                                                      ---------------
Total                                                                      20,742,851
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Amphenol Cl A                                            37,695             1,791,266
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (5.4%)
Cameron Intl                                             73,230(b)          3,411,786
Diamond Offshore Drilling                                19,050             2,093,786
Dresser-Rand Group                                       78,985(b)          3,203,632
Helmerich & Payne                                        45,705             2,610,670
Nabors Inds                                              68,110(b,c)        2,424,716
Patterson-UTI Energy                                     50,108             1,424,069
Smith Intl                                              103,643             7,223,916
Weatherford Intl                                        177,887(b)          6,862,880
                                                                      ---------------
Total                                                                      29,255,455
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.6%)
HJ Heinz                                                 42,061             2,116,510
McCormick & Co                                           33,320             1,347,794
                                                                      ---------------
Total                                                                       3,464,304
-------------------------------------------------------------------------------------


GAS UTILITIES (0.2%)
Questar                                                  23,130             1,200,216
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (3.2%)
Beckman Coulter                                          20,040             1,479,353
Covidien                                                 52,096             2,816,831
CR Bard                                                  21,740             2,031,603
DENTSPLY Intl                                            55,900             2,190,721
Edwards Lifesciences                                      8,847(b)            523,831
Intuitive Surgical                                       11,860(b)          3,501,902
St. Jude Medical                                         29,625(b)          1,357,714
Varian Medical Systems                                   56,547(b)          3,571,508
                                                                      ---------------
Total                                                                      17,473,463
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (4.2%)
Express Scripts                                         148,747(b)         10,919,517
Henry Schein                                             37,687(b)          2,203,936
Medco Health Solutions                                  131,899(b)          6,179,468
Omnicare                                                111,348             3,590,973
                                                                      ---------------
Total                                                                      22,893,894
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.8%)
Panera Bread Cl A                                        53,667(b,d)        2,884,065
WMS Inds                                                104,355(b)          3,506,328
Wynn Resorts                                             36,700(d)          3,501,914
                                                                      ---------------
Total                                                                       9,892,307
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.3%)
Pulte Homes                                              58,850               853,914
Toll Brothers                                            37,860(b)            941,956
                                                                      ---------------
Total                                                                       1,795,870
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


HOUSEHOLD PRODUCTS (0.4%)
Clorox                                                   32,110            $1,897,701
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
Dynegy Cl A                                             149,835(b)            893,017
-------------------------------------------------------------------------------------


INSURANCE (0.6%)
Aon                                                      64,620             3,068,804
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.5%)
priceline.com                                            26,440(b)          2,458,391
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (1.9%)
Baidu.com ADR                                             7,010(b,c)        2,199,177
NetEase.com ADR                                          27,113(b,c)          707,920
Omniture                                                136,860(b)          2,438,845
Sohu.com                                                 29,016(b,c)        2,184,905
VistaPrint                                               83,208(b,c)        2,765,835
                                                                      ---------------
Total                                                                      10,296,682
-------------------------------------------------------------------------------------


IT SERVICES (1.9%)
Fiserv                                                   70,140(b)          3,637,460
MasterCard Cl A                                          27,739             6,728,095
                                                                      ---------------
Total                                                                      10,365,555
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (3.6%)
Charles River Laboratories Intl                          41,700(b)          2,735,937
Covance                                                  37,990(b)          3,583,977
Illumina                                                 30,420(b)          2,620,075
PAREXEL Intl                                             79,184(b)          2,515,676
Thermo Fisher Scientific                                130,279(b)          7,889,695
                                                                      ---------------
Total                                                                      19,345,360
-------------------------------------------------------------------------------------


MACHINERY (6.0%)
AGCO                                                     36,290(b)          2,236,553
Bucyrus Intl                                             82,988             5,796,712
Cummins                                                  50,950             3,319,902
Flowserve                                               108,710            14,362,764
Harsco                                                   33,180             1,746,595
Joy Global                                               25,590             1,817,914
SPX                                                      24,970             2,977,673
                                                                      ---------------
Total                                                                      32,258,113
-------------------------------------------------------------------------------------


METALS & MINING (1.7%)
Cleveland-Cliffs                                         74,800             7,571,256
Timminco                                                  8,200(b,c)          115,090
United States Steel                                      10,995             1,463,105
                                                                      ---------------
Total                                                                       9,149,451
-------------------------------------------------------------------------------------


MULTILINE RETAIL (2.9%)
Big Lots                                                184,398(b)          5,452,649
Dollar Tree                                             149,744(b)          5,744,179
Kohl's                                                   86,550(b)          4,255,664
                                                                      ---------------
Total                                                                      15,452,492
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (6.1%)
Alpha Natural Resources                                  78,203(b)          7,749,916
CONSOL Energy                                            31,060             2,103,073
Continental Resources                                    28,431(b)          1,426,383
EXCO Resources                                           66,600(b)          1,763,568
Foundation Coal Holdings                                 24,075             1,424,036
Petrohawk Energy                                        177,412(b)          6,140,229
Pioneer Natural Resources                                34,270             2,164,836
Range Resources                                          46,175             2,143,444
Southwestern Energy                                     109,428(b)          4,198,752
Walter Inds                                              24,090             2,259,642
Whiting Petroleum                                        15,012(b)          1,444,755
                                                                      ---------------
Total                                                                      32,818,634
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.7%)
Alberto-Culver                                           56,100             1,467,576
Estee Lauder Companies Cl A                              43,960             2,187,889
                                                                      ---------------
Total                                                                       3,655,465
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.6%)
Perrigo                                                  89,184             3,120,548
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.4%)
Public Storage                                           24,960             2,204,467
-------------------------------------------------------------------------------------


ROAD & RAIL (3.7%)
CSX                                                      49,251             3,185,555
JB Hunt Transport Services                               82,889             3,021,304
Kansas City Southern                                     91,260(b)          4,693,501
Norfolk Southern                                         30,368             2,232,959
Old Dominion Freight Line                                20,148(b)            670,324
Ryder System                                             25,190             1,625,259
Union Pacific                                            43,560             3,654,684
Werner Enterprises                                       32,218               734,893
                                                                      ---------------
Total                                                                      19,818,479
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.6%)
Altera                                                  363,805             8,236,544
Atheros Communications                                   84,410(b)          2,752,610
Broadcom Cl A                                           236,401(b)          5,687,808
Cavium Networks                                          88,720(b)          1,516,225
Lam Research                                             71,810(b)          2,639,736
LDK Solar ADR                                            42,175(b,c)        2,161,891
Marvell Technology Group                                307,646(b,c)        4,340,885
MEMC Electronic Materials                                32,311(b)          1,586,147
Microsemi                                               112,087(b)          3,082,393
PMC-Sierra                                              675,987(b)          6,083,882
Varian Semiconductor Equipment Associates                94,577(b)          3,054,837
                                                                      ---------------
Total                                                                      41,142,958
-------------------------------------------------------------------------------------


SOFTWARE (4.0%)
Activision Blizzard                                     285,368(b)          9,365,777
McAfee                                                  174,264(b)          6,893,884
Salesforce.com                                           91,627(b)          5,132,945
                                                                      ---------------
Total                                                                      21,392,606
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (5.1%)
Aeropostale                                              40,280(b)          1,404,161
Children's Place Retail Stores                           88,942(b)          3,731,117
GameStop Cl A                                            83,442(b)          3,660,601
GUESS?                                                  101,060             3,766,506
Ross Stores                                             127,563             5,129,308
Staples                                                  54,720             1,324,224
TJX Companies                                            83,570             3,028,577
Urban Outfitters                                        158,749(b)          5,654,639
                                                                      ---------------
Total                                                                      27,699,133
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (2.0%)
Deckers Outdoor                                          17,280(b)          1,964,563
Jones Apparel Group                                      76,471             1,518,714
lululemon athletica                                      60,240(b,c)        1,166,849
Phillips-Van Heusen                                      41,219             1,568,795
Warnaco Group                                            89,250(b)          4,602,623
                                                                      ---------------
Total                                                                      10,821,544
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (1.1%)
Hudson City Bancorp                                     332,812             6,137,053
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (4.0%)
NII Holdings                                            210,007(b)         11,029,568
SBA Communications Cl A                                 301,455(b)         10,529,823
                                                                      ---------------
Total                                                                      21,559,391
-------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $486,123,706)                                                     $535,255,467
-------------------------------------------------------------------------------------



MONEY MARKET FUND (3.1%)(e)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.57%              16,813,937(f)        $16,813,937
-------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $16,813,937)                                                       $16,813,937
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $502,937,643)(g)                                                  $552,069,404
=====================================================================================





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT AUG. 31, 2008


                                                  CURRENCY TO         CURRENCY TO       UNREALIZED        UNREALIZED
EXCHANGE DATE                                     BE DELIVERED        BE RECEIVED      APPRECIATION      DEPRECIATION
---------------------------------------------------------------------------------------------------------------------
Sept. 30, 2008                                         1,589,801        1,354,828            $--            $(5,739)
                                               Australian Dollar      U.S. Dollar
---------------------------------------------------------------------------------------------------------------------
Sept. 30, 2008                                        14,628,537        2,874,315          1,072                 --
                                                    Danish Krone      U.S. Dollar
---------------------------------------------------------------------------------------------------------------------
Sept. 30, 2008                                         7,169,419        6,519,550          6,219                 --
                                                     Swiss Franc      U.S. Dollar
---------------------------------------------------------------------------------------------------------------------
Total                                                                                     $7,291            $(5,739)
---------------------------------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2008, the value of foreign securities represented 5.9% of net assets.

(d)  At Aug. 31, 2008, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.2% of net assets. The Fund's cash equivalent position is 1.9% of net assets.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Aug. 31, 2008.

(g) At Aug. 31, 2008, the cost of securities for federal income tax purposes was approximately $502,938,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:


Unrealized appreciation                                                     $66,073,000
Unrealized depreciation                                                     (16,942,000)
---------------------------------------------------------------------------------------
Net unrealized appreciation                                                 $49,131,000
---------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.




--------------------------------------------------------------------------------
3 RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table is a summary of the inputs used to value the Fund's investments as of Aug. 31, 2008:

                                                                  FAIR VALUE AT AUG. 31, 2008
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $539,670,973      $12,398,431         $--        $552,069,404
Other financial instruments*                             1,552               --          --               1,552

---------------------------------------------------------------------------------------------------------------
Total                                             $539,672,525      $12,398,431         $--        $552,070,956
---------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as forwards, which are valued at the unrealized appreciation/depreciation on the instrument.



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
4 RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                   RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND

                                AT AUG. 31, 2008



AUG. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





COMMON STOCKS (97.8%)
ISSUER                                                 SHARES                VALUE(a)
AIR FREIGHT & LOGISTICS (0.5%)
Toll Holdings                                             160,463(c)         $949,960
United Parcel Service Cl B                                 58,000           3,718,960
                                                                      ---------------
Total                                                                       4,668,920
-------------------------------------------------------------------------------------


AIRLINES (--%)
Virgin Blue Holdings                                      160,463(c)           78,690
-------------------------------------------------------------------------------------


AUTOMOBILES (1.2%)
Harley-Davidson                                           262,990          10,461,742
-------------------------------------------------------------------------------------


BEVERAGES (2.3%)
Diageo ADR                                                152,760(c)       11,365,344
Heineken Holding                                          183,590(c)        8,142,243
                                                                      ---------------
Total                                                                      19,507,587
-------------------------------------------------------------------------------------


CAPITAL MARKETS (5.3%)
Bank of New York Mellon                                   335,900          11,625,499
E*TRADE Financial                                          57,230(b,f)        183,136
Merrill Lynch & Co                                      1,090,498          30,915,619
Morgan Stanley                                             27,310           1,115,067
State Street                                               26,160           1,770,247
                                                                      ---------------
Total                                                                      45,609,568
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (3.1%)
Toronto-Dominion Bank                                      63,247(c)        3,684,138
Wachovia                                                  301,482           4,790,549
Wells Fargo & Co                                          583,940          17,675,864
                                                                      ---------------
Total                                                                      26,150,551
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (2.5%)
Dun & Bradstreet                                           98,200           9,031,454
Iron Mountain                                             418,356(b)       12,094,672
                                                                      ---------------
Total                                                                      21,126,126
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.5%)
Cisco Systems                                             195,400(b)        4,699,370
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (1.6%)
Dell                                                      328,460(b)        7,137,436
Hewlett-Packard                                           145,470           6,825,452
                                                                      ---------------
Total                                                                      13,962,888
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (1.6%)
Martin Marietta Materials                                  73,700(f)        8,320,730
Vulcan Materials                                           72,410(f)        5,419,164
                                                                      ---------------
Total                                                                      13,739,894
-------------------------------------------------------------------------------------


CONSUMER FINANCE (3.5%)
American Express                                          743,060          29,484,620
Discover Financial Services                                40,930             673,299
                                                                      ---------------
Total                                                                      30,157,919
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (1.7%)
Sealed Air                                                617,782          14,968,858
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (1.2%)
H&R Block                                                 404,430          10,329,142
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (4.7%)
Citigroup                                                 185,100           3,515,049
JPMorgan Chase & Co                                       759,490          29,232,770
Moody's                                                   178,430(f)        7,254,964
                                                                      ---------------
Total                                                                      40,002,783
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (1.7%)
Agilent Technologies                                      272,320(b)        9,465,843
Tyco Electronics                                          159,331(c)        5,243,583
                                                                      ---------------
Total                                                                      14,709,426
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.0%)
Transocean                                                 64,644(b)        8,222,717
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (6.4%)
Costco Wholesale                                          622,450          41,741,497
CVS Caremark                                              343,761          12,581,653
Whole Foods Market                                         61,400(f)        1,124,234
                                                                      ---------------
Total                                                                      55,447,384
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.2%)
Hershey                                                    40,990           1,479,329
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
Covidien                                                  158,951           8,594,481
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (2.4%)
Cardinal Health                                           127,150           6,990,707
Express Scripts                                            96,430(b)        7,078,926
UnitedHealth Group                                        204,530           6,227,939
                                                                      ---------------
Total                                                                      20,297,572
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.3%)
Garmin                                                     36,100(c,f)      1,254,836
Hunter Douglas                                             26,807(c)        1,353,639
                                                                      ---------------
Total                                                                       2,608,475
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (1.3%)
Procter & Gamble                                          155,300          10,835,281
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (1.3%)
Siemens                                                    37,600(c)        4,085,917
Tyco Intl                                                 160,061(c)        6,863,416
                                                                      ---------------
Total                                                                      10,949,333
-------------------------------------------------------------------------------------


INSURANCE (13.1%)
Ambac Financial Group                                      97,606             698,859
American Intl Group                                       665,600          14,303,744
Aon                                                       135,800           6,449,142
Berkshire Hathaway Cl B                                     8,755(b)       34,162,010
Loews                                                     463,750          20,140,663
Markel                                                      1,730(b)          640,100
MBIA                                                       69,700(f)        1,130,534
NIPPONKOA Insurance                                       598,300(c)        3,925,944
Principal Financial Group                                  51,800           2,371,922
Progressive                                               807,820          14,920,435
Sun Life Financial                                         32,420(c)        1,243,955
Tokio Marine Holdings                                     153,200(c)        5,196,836
Transatlantic Holdings                                    135,325           8,133,033
                                                                      ---------------
Total                                                                     113,317,177
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.6%)
Amazon.com                                                 35,840(b)        2,896,230
Liberty Media -- Interactive Cl A                         135,800(b,e)      1,845,522
                                                                      ---------------
Total                                                                       4,741,752
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (0.8%)
eBay                                                       79,800(b)        1,989,414
Google Cl A                                                 9,792(b)        4,536,536
                                                                      ---------------
Total                                                                       6,525,950
-------------------------------------------------------------------------------------


IT SERVICES (0.2%)
Visa Cl A                                                  23,340           1,771,506
-------------------------------------------------------------------------------------


MARINE (0.8%)
China Shipping Development Series H                     1,350,000(c)        3,189,952
Kuehne & Nagel Intl                                        42,758(c)        3,385,578
                                                                      ---------------
Total                                                                       6,575,530
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


MEDIA (5.9%)
Comcast Special Cl A                                    1,117,520         $23,624,373
Grupo Televisa ADR                                        406,700(c)        9,427,306
Liberty Entertainment Series A                            109,084(b,e)      3,031,444
Liberty Media -- Capital Series A                          27,371(b,e)        444,779
News Corp Cl A                                            738,330          10,454,753
WPP Group ADR                                              64,180(c)        3,131,342
                                                                      ---------------
Total                                                                      50,113,997
-------------------------------------------------------------------------------------


METALS & MINING (0.8%)
BHP Billiton                                              109,700(c)        3,416,047
Rio Tinto                                                  39,100(c)        3,711,002
                                                                      ---------------
Total                                                                       7,127,049
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.1%)
Sears Holdings                                              8,760(b,f)        805,482
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (16.8%)
Canadian Natural Resources                                171,700(c)       14,603,085
China Coal Energy Series H                              4,115,100(c)        6,889,578
ConocoPhillips                                            420,816          34,721,529
Devon Energy                                              291,600          29,757,780
EOG Resources                                             248,900          25,990,138
Occidental Petroleum                                      398,270          31,606,707
OGX Petroleo e Gas Participacoes                            3,200(b,c)      1,107,959
                                                                      ---------------
Total                                                                     144,676,776
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.5%)
Sino-Forest Cl A                                          205,400(b,c)      3,869,631
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.4%)
Avon Products                                              72,030           3,085,045
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.9%)
Johnson & Johnson                                          59,400           4,183,542
Schering-Plough                                           172,400           3,344,560
                                                                      ---------------
Total                                                                       7,528,102
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (1.1%)
Brookfield Asset Management Cl A                          190,300(c)        5,887,882
Hang Lung Group                                           807,000(c)        3,437,824
                                                                      ---------------
Total                                                                       9,325,706
-------------------------------------------------------------------------------------


ROAD & RAIL (0.1%)
Asciano Group                                             118,000(c)          489,991
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.0%)
Texas Instruments                                         361,460           8,859,385
-------------------------------------------------------------------------------------


SOFTWARE (2.2%)
Microsoft                                                 685,100          18,696,379
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.6%)
Bed Bath & Beyond                                         206,620(b)        6,334,969
CarMax                                                    284,700(b,f)      4,213,560
Lowe's Companies                                          140,150           3,453,296
                                                                      ---------------
Total                                                                      14,001,825
-------------------------------------------------------------------------------------


TOBACCO (3.8%)
Altria Group                                              429,650           9,035,540
Philip Morris Intl                                        434,550          23,335,335
                                                                      ---------------
Total                                                                      32,370,875
-------------------------------------------------------------------------------------


TRANSPORTATION INFRASTRUCTURE (1.3%)
China Merchants Holdings Intl                           2,311,597(c)        8,522,288
COSCO Pacific                                           1,476,200(c)        2,245,562
                                                                      ---------------
Total                                                                      10,767,850
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Sprint Nextel                                             537,050           4,683,076
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $730,250,228)                                                     $837,941,120
-------------------------------------------------------------------------------------






BONDS (0.2%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
Sino-Forest
 Sr Nts
 08-01-13                            5.00%           $1,221,000(c,d)       $1,369,278

TOTAL BONDS
(Cost: $1,221,000)                                                         $1,369,278
-------------------------------------------------------------------------------------






MONEY MARKET FUND (5.1%)(g)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.57%              43,392,242(h)        $43,392,242
-------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $43,392,242)                                                       $43,392,242
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $774,863,470)(i)                                                  $882,702,640
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Aug. 31, 2008, the value of foreign securities represented 15.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2008, the value of these securities amounted to $1,369,278 or 0.2% of net assets.

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f)  At Aug. 31, 2008, security was partially or fully on loan.

(g) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 3.2% of net assets. The Fund's cash equivalent position is 1.9% of net assets.

(h) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Aug. 31, 2008.

(i) At Aug. 31, 2008, the cost of securities for federal income tax purposes was approximately $774,863,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                    $200,932,000
Unrealized depreciation                                                     (93,092,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                $107,840,000
---------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.




--------------------------------------------------------------------------------
2 RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov.15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Aug. 31, 2008:

                                                                  FAIR VALUE AT AUG. 31, 2008
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $822,312,309      $60,390,331         $--        $882,702,640






HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3 RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                     RIVERSOURCE PARTNERS SELECT VALUE FUND

                                AT AUG. 31, 2008



AUG. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





COMMON STOCKS (98.0%)
ISSUER                                                 SHARES                VALUE(a)
AUTO COMPONENTS (0.9%)
BorgWarner                                               42,700            $1,765,645
Exide Technologies                                      114,500(b)          1,412,930
                                                                      ---------------
Total                                                                       3,178,575
-------------------------------------------------------------------------------------


BEVERAGES (0.8%)
Molson Coors Brewing Cl B                                66,000             3,144,900
-------------------------------------------------------------------------------------


CAPITAL MARKETS (2.6%)
Invesco                                                 178,200             4,567,266
Northern Trust                                           63,800             5,128,882
                                                                      ---------------
Total                                                                       9,696,148
-------------------------------------------------------------------------------------


CHEMICALS (2.8%)
Celanese Series A                                        27,000             1,041,120
Intl Flavors & Fragrances                               123,800             4,977,998
Rohm & Haas                                              22,000             1,651,100
Terra Inds                                               58,000             2,914,500
                                                                      ---------------
Total                                                                      10,584,718
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (5.0%)
Bank of Hawaii                                           70,400             3,722,752
BB&T                                                    135,800(d)          4,074,000
Comerica                                                213,400             5,994,406
Fulton Financial                                        268,400             2,861,144
Susquehanna Bancshares                                  130,900             2,091,782
                                                                      ---------------
Total                                                                      18,744,084
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (2.7%)
RR Donnelley & Sons                                     230,100             6,415,188
Steelcase Cl A                                          332,900             3,695,190
                                                                      ---------------
Total                                                                      10,110,378
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.5%)
Comtech Telecommunications                               38,700(b)          1,769,364
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (4.9%)
AptarGroup                                              160,617             6,487,321
Crown Holdings                                           78,500(b)          2,177,590
Sonoco Products                                         215,300             7,440,768
Temple-Inland                                           130,900             2,187,339
                                                                      ---------------
Total                                                                      18,293,018
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (1.0%)
NASDAQ OMX Group                                        119,100(b)          3,893,379
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
NTELOS Holdings                                         229,700             6,833,575
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (4.2%)
American Electric Power                                 145,800             5,692,032
Edison Intl                                              35,500             1,630,160
Idacorp                                                  66,100             1,969,780
Northeast Utilities                                     101,200             2,721,268
Pinnacle West Capital                                   106,100             3,733,659
                                                                      ---------------
Total                                                                      15,746,899
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.7%)
Cooper Inds Cl A                                         52,400             2,496,336
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (2.5%)
Flextronics Intl                                        536,300(b,c)        4,783,796
Tyco Electronics                                        141,600(c)          4,660,056
                                                                      ---------------
Total                                                                       9,443,852
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.5%)
Noble                                                   114,400             5,753,176
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (1.8%)
Casey's General Stores                                  115,600             3,352,400
Ruddick                                                 100,700             3,206,288
                                                                      ---------------
Total                                                                       6,558,688
-------------------------------------------------------------------------------------


FOOD PRODUCTS (3.9%)
Bunge                                                    12,175             1,087,958
Darling Intl                                            211,900(b)          2,909,387
Dean Foods                                              105,600(b)          2,657,952
Flowers Foods                                            27,500               727,100
JM Smucker                                               36,700             1,990,241
Sara Lee                                                385,400             5,202,900
                                                                      ---------------
Total                                                                      14,575,538
-------------------------------------------------------------------------------------


GAS UTILITIES (1.4%)
Energen                                                  23,200             1,295,488
Questar                                                  72,300             3,751,647
                                                                      ---------------
Total                                                                       5,047,135
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (3.3%)
Beckman Coulter                                          75,800             5,595,556
DENTSPLY Intl                                           100,900             3,954,271
St. Jude Medical                                         58,100(b)          2,662,723
                                                                      ---------------
Total                                                                      12,212,550
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (0.4%)
CIGNA                                                    38,500             1,612,380
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (1.4%)
IMS Health                                              228,400             5,075,048
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.6%)
Darden Restaurants                                      209,000             6,121,610
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (2.7%)
Leggett & Platt                                         160,100             3,571,831
Snap-On                                                  41,200             2,349,224
Tupperware Brands                                       111,700             3,989,924
                                                                      ---------------
Total                                                                       9,910,979
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.9%)
NRG Energy                                               84,700(b)          3,188,108
-------------------------------------------------------------------------------------


INSURANCE (8.2%)
Alleghany                                                18,000(b)          5,760,000
Aon                                                      22,100             1,049,529
Arch Capital Group                                       38,600(b,c)        2,692,736
Endurance Specialty Holdings                             47,000(c)          1,533,140
Genworth Financial Cl A                                 203,400             3,264,570
Lincoln Natl                                            104,300             5,294,268
Marsh & McLennan Companies                               96,400             3,078,052
Safeco                                                   26,200             1,771,120
Unum Group                                              228,000             5,793,480
                                                                      ---------------
Total                                                                      30,236,895
-------------------------------------------------------------------------------------


IT SERVICES (2.3%)
CACI Intl Cl A                                           36,900(b)          1,868,985
Computer Sciences                                       109,600(b)          5,154,488
SAIC                                                     79,600(b)          1,595,980
                                                                      ---------------
Total                                                                       8,619,453
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (1.3%)
Invitrogen                                              116,400(b)          4,942,344
-------------------------------------------------------------------------------------


MACHINERY (2.3%)
Eaton                                                    46,400             3,395,552
Harsco                                                   33,400             1,758,176
SPX                                                      28,100             3,350,925
                                                                      ---------------
Total                                                                       8,504,653
-------------------------------------------------------------------------------------


MARINE (0.4%)
Genco Shipping & Trading                                 25,700             1,612,418
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE PARTNERS SELECT VALUE FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


MEDIA (0.5%)
CBS Cl B                                                113,400            $1,834,812
-------------------------------------------------------------------------------------


METALS & MINING (0.5%)
Reliance Steel & Aluminum                                33,200             1,892,732
-------------------------------------------------------------------------------------


MULTILINE RETAIL (1.7%)
Family Dollar Stores                                    143,400             3,573,528
Kohl's                                                   53,400(b)          2,625,678
                                                                      ---------------
Total                                                                       6,199,206
-------------------------------------------------------------------------------------


MULTI-UTILITIES (5.6%)
NSTAR                                                   147,600             4,994,784
PG&E                                                    131,500             5,434,895
SCANA                                                   137,400             5,386,080
Xcel Energy                                             245,400             5,033,154
                                                                      ---------------
Total                                                                      20,848,913
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (4.4%)
El Paso                                                 127,100             2,130,196
Noble Energy                                             76,100             5,458,653
Walter Inds                                              49,950             4,685,310
Whiting Petroleum                                        22,700(b)          2,184,648
Williams Companies                                       65,300             2,017,117
                                                                      ---------------
Total                                                                      16,475,924
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.6%)
Intl Paper                                               83,900             2,269,495
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (7.7%)
Apartment Investment & Management Cl A                   97,241             3,446,221
Digital Realty Trust                                    107,400             4,926,438
Duke Realty                                             298,800             7,478,964
Health Care REIT                                         15,500               803,985
Mid-America Apartment Communities                        56,100             2,813,976
Natl Retail Properties                                  174,700             3,963,943
ProLogis                                                 22,900               986,074
Simon Property Group                                     39,400             3,738,272
                                                                      ---------------
Total                                                                      28,157,873
-------------------------------------------------------------------------------------


ROAD & RAIL (2.0%)
Kansas City Southern                                     52,500(b)          2,700,075
Werner Enterprises                                      213,900             4,879,059
                                                                      ---------------
Total                                                                       7,579,134
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.1%)
Microchip Technology                                    104,100(d)          3,332,241
PMC-Sierra                                              184,400(b)          1,659,600
Semtech                                                 179,300(b)          2,651,847
                                                                      ---------------
Total                                                                       7,643,688
-------------------------------------------------------------------------------------


SOFTWARE (1.2%)
Check Point Software Technologies                       186,100(b,c)        4,557,589
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.9%)
Advance Auto Parts                                       79,100             3,404,464
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (3.2%)
Jones Apparel Group                                      54,600             1,084,356
VF                                                       89,300             7,077,025
Warnaco Group                                            75,200(b)          3,878,064
                                                                      ---------------
Total                                                                      12,039,445
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (2.4%)
New York Community Bancorp                              317,700             5,238,873
Washington Federal                                      210,000             3,618,300
                                                                      ---------------
Total                                                                       8,857,173
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (1.4%)
GATX                                                     44,200             1,937,286
United Rentals                                          205,958(b)          3,334,460
                                                                      ---------------
Total                                                                       5,271,746
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $382,216,580)                                                     $364,938,395
-------------------------------------------------------------------------------------



MONEY MARKET FUND (4.0%)(e)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.57%              14,928,383(f)        $14,928,383
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $14,928,383)                                                       $14,928,383
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $397,144,963)(g)                                                  $379,866,778
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2008, the value of foreign securities represented 4.9% of net assets.

(d)  At Aug. 31, 2008, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.6% of net assets. The Fund's cash equivalent position is 2.4% of net assets.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Aug. 31, 2008.

(g) At Aug. 31, 2008, the cost of securities for federal income tax purposes was approximately $397,145,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $17,605,000
Unrealized depreciation                                                      (34,883,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(17,278,000)
----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.




--------------------------------------------------------------------------------
2 RIVERSOURCE PARTNERS SELECT VALUE FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov.15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Aug. 31, 2008:

                                                                   FAIR VALUE AT AUG. 31, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $379,866,778          $--             $--        $379,866,778

----------------------------------------------------------------------------------------------------------------






HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3 RIVERSOURCE PARTNERS SELECT VALUE FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                   RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND

                                AT AUG. 31, 2008



AUG. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





COMMON STOCKS (97.9%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (3.0%)
Argon ST                                                    507(b)            $12,660
Curtiss-Wright                                           27,300             1,470,651
Esterline Technologies                                   13,745(b)            776,455
HEICO                                                    22,800               812,364
HEICO Cl A                                                6,200               178,560
Hexcel                                                   39,600(b)            822,888
Ladish                                                   13,300(b)            354,578
Moog Cl A                                                30,900(b)          1,464,660
Teledyne Technologies                                     4,269(b)            266,087
                                                                      ---------------
Total                                                                       6,158,903
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.3%)
Hub Group Cl A                                            7,055(b)            281,777
Pacer Intl                                                2,714                57,211
UTI Worldwide                                            16,400(c)            329,640
                                                                      ---------------
Total                                                                         668,628
-------------------------------------------------------------------------------------


AIRLINES (0.1%)
Republic Airways Holdings                                 7,038(b)             60,808
SkyWest                                                   7,481               127,851
                                                                      ---------------
Total                                                                         188,659
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.4%)
ArvinMeritor                                              2,824                42,388
ATC Technology                                            1,485(b)             35,967
Autoliv                                                   1,626(c)             62,422
HAWK Cl A                                                 4,148(b)             99,552
Stoneridge                                                6,874(b)             87,300
TRW Automotive Holdings                                  27,054(b)            518,896
                                                                      ---------------
Total                                                                         846,525
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (1.0%)
Cubist Pharmaceuticals                                   29,607(b)            652,242
Enzon Pharmaceuticals                                     4,170(b)             37,739
Martek Biosciences                                       33,746(b)          1,127,454
OSI Pharmaceuticals                                       2,806(b)            141,703
Repligen                                                  4,928(b)             26,463
                                                                      ---------------
Total                                                                       1,985,601
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.2%)
Gibraltar Inds                                            1,004                21,596
Lennox Intl                                               3,061               113,257
NCI Building Systems                                      9,371(b)            358,722
                                                                      ---------------
Total                                                                         493,575
-------------------------------------------------------------------------------------


CAPITAL MARKETS (1.9%)
Calamos Asset Management Cl A                            19,008               407,341
Cohen & Steers                                            7,400               215,340
Eaton Vance                                              35,800             1,278,418
Evercore Partners Cl A                                    2,003                26,560
Gladstone Capital                                        35,200               551,232
Knight Capital Group Cl A                                 3,662(b)             63,133
optionsXpress Holdings                                   58,600             1,351,903
TradeStation Group                                        2,837(b)             28,483
                                                                      ---------------
Total                                                                       3,922,410
-------------------------------------------------------------------------------------


CHEMICALS (1.8%)
Airgas                                                    6,400               379,136
Albemarle                                                23,000               914,020
Arch Chemicals                                           15,300               561,510
CF Inds Holdings                                          1,295               197,358
Cytec Inds                                               10,700               543,560
Hercules                                                  9,600               206,880
Innophos Holdings                                           165                 6,186
Intrepid Potash                                          13,200(b)            625,152
Koppers Holdings                                          6,048               277,059
                                                                      ---------------
Total                                                                       3,710,861
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (2.7%)
BancFirst                                                 2,812               135,370
Bank of Hawaii                                           14,288               755,549
Bank of the Ozarks                                       41,300               923,881
Cardinal Financial                                        2,121                18,007
Center Financial                                            940                12,662
City Holding                                              4,727               197,636
Commerce Bancshares                                       4,898               220,410
Community Bank System                                     3,722                84,117
Financial Institutions                                    2,707                47,562
First Citizens BancShares Cl A                              814               120,814
Old Natl Bancorp                                          2,113                36,830
Old Second Bancorp                                          875                14,814
Oriental Financial Group                                 33,366(c)            576,564
PrivateBancorp                                           39,300(d)          1,204,152
Prosperity Bancshares                                    20,562               657,367
Republic Bancorp Cl A                                       438                12,978
Smithtown Bancorp                                         1,400                26,614
Southside Bancshares                                        631                13,724
SVB Financial Group                                       2,031(b)            113,838
UMB Financial                                             4,814               250,472
Valley Natl Bancorp                                      10,896               218,029
                                                                      ---------------
Total                                                                       5,641,390
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (4.6%)
Administaff                                              26,100               715,140
Advisory Board                                           35,200(b)          1,088,032
American Reprographics                                   56,723(b)          1,004,564
Bowne & Co                                                4,410                53,361
Cenveo                                                    4,272(b)             44,301
Comfort Systems USA                                       4,162                63,429
COMSYS IT Partners                                       12,580(b)            148,947
IKON Office Solutions                                       974                16,860
Kforce                                                   47,200(b)            504,096
Knoll                                                    58,645               965,883
Mobile Mini                                              26,700(b)            570,846
MPS Group                                                12,000(b)            138,240
On Assignment                                             1,358(b)             12,833
PRG-Schultz Intl                                          3,493(b)             41,182
Resources Connection                                     29,000(b)            701,220
School Specialty                                          8,500(b)            259,250
Standard Parking                                          1,183(b)             25,825
Stericycle                                                6,400(b)            379,520
Sykes Enterprises                                        54,500(b)          1,097,629
Waste Connections                                        14,600(b)            530,126
Watson Wyatt Worldwide Cl A                              15,971               935,741
                                                                      ---------------
Total                                                                       9,297,025
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.3%)
ADTRAN                                                   43,800               998,640
Cogo Group                                                4,517(b,c)           24,889
Comtech Telecommunications                                  836(b)             38,222
Emulex                                                   13,079(b)            175,520
F5 Networks                                              10,300(b)            351,333
Foundry Networks                                         10,600(b)            194,934
Harmonic                                                  4,076(b)             35,869
InterDigital                                              7,311(b)            194,034
NETGEAR                                                  13,200(b)            222,420
ORBCOMM                                                  63,300(b)            364,608
Tekelec                                                  11,262(b)            184,809
                                                                      ---------------
Total                                                                       2,785,278
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


COMPUTERS & PERIPHERALS (0.9%)
Lexmark Intl Cl A                                        16,947(b)           $609,584
QLogic                                                   26,375(b)            492,685
Stratasys                                                25,400(b)            423,164
Super Micro Computer                                      1,361(b)             13,569
Western Digital                                          11,198(b)            305,257
                                                                      ---------------
Total                                                                       1,844,259
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.9%)
EMCOR Group                                              32,021(b)          1,090,955
Foster Wheeler                                           13,500(b)            670,815
Michael Baker                                             3,482(b)            120,547
Perini                                                    1,583(b)             42,282
                                                                      ---------------
Total                                                                       1,924,599
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.4%)
Advance America Cash Advance Centers                      5,845                28,757
Cash America Intl                                        19,549               809,133
World Acceptance                                          2,033(b)             79,328
                                                                      ---------------
Total                                                                         917,218
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.4%)
Crown Holdings                                            2,674(b)             74,177
Rock-Tenn Cl A                                           22,130               811,728
                                                                      ---------------
Total                                                                         885,905
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (--%)
thinkorswim Group                                           630(b)              6,319
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.2%)
Interactive Brokers Group Cl A                           16,947(b)            462,653
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
CenturyTel                                               16,906               653,079
Cincinnati Bell                                          19,018(b)             74,170
Consolidated Communications Holdings                     29,100               439,701
FairPoint Communications                                 43,700               386,745
Iowa Telecommunications Services                         26,800               492,852
NTELOS Holdings                                          28,336               842,996
tw telecom                                               47,200(b)            724,048
                                                                      ---------------
Total                                                                       3,613,591
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.9%)
Central Vermont Public Service                            1,290                31,347
Cleco                                                    39,900             1,005,879
El Paso Electric                                         13,169(b)            280,368
Empire District Electric                                 29,000               611,900
Maine & Maritimes                                           424(b)             18,804
                                                                      ---------------
Total                                                                       1,948,298
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.8%)
Acuity Brands                                             5,127               223,076
AO Smith                                                  1,104                45,452
Belden                                                    5,993               220,183
Brady Cl A                                                7,133               261,852
GrafTech Intl                                            19,846(b)            403,271
Hubbell Cl B                                              2,499               108,731
Woodward Governor                                         8,090               374,810
                                                                      ---------------
Total                                                                       1,637,375
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (4.0%)
Brightpoint                                               2,200(b)             18,942
Celestica                                                88,942(b,c)          747,113
Cognex                                                    4,020                81,325
Coherent                                                    358(b)             12,841
Dolby Laboratories Cl A                                   8,060(b)            328,042
FARO Technologies                                        31,200(b)            736,944
Insight Enterprises                                      75,419(b)          1,254,972
Itron                                                       460(b)             47,647
Jabil Circuit                                             7,056               118,964
Littelfuse                                               30,400(b)          1,078,592
Measurement Specialties                                  47,900(b)            856,452
Methode Electronics                                      27,266               299,653
Multi-Fineline Electronix                                 3,728(b)             63,600
PC Mall                                                  11,427(b)            109,356
Plexus                                                   10,200(b)            285,906
RadiSys                                                   1,099(b)             12,166
Rogers                                                    8,400(b)            336,084
ScanSource                                               47,800(b)          1,438,302
Trimble Navigation                                       10,963(b)            371,098
TTM Technologies                                          5,994(b)             71,808
                                                                      ---------------
Total                                                                       8,269,807
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (3.6%)
Atwood Oceanics                                           7,180(b)            291,939
BASiC Energy Services                                    16,000(b)            467,680
CARBO Ceramics                                           12,200               733,220
Complete Production Services                             29,200(b)            862,860
Core Laboratories                                         1,449(c)            179,879
Dril-Quip                                                13,900(b)            764,639
ION Geophysical                                          36,860(b)            594,183
NATCO Group Cl A                                         19,500(b)            988,454
Oil States Intl                                          11,792(b)            655,989
Pride Intl                                               20,800(b)            798,928
Superior Well Services                                    9,100(b)            299,936
Trico Marine Services                                     4,778(b)            113,478
Unit                                                      9,498(b)            643,300
                                                                      ---------------
Total                                                                       7,394,485
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.9%)
Nash Finch                                                  897                36,526
United Natural Foods                                     85,000(b)          1,633,700
Whole Foods Market                                        6,500               119,015
                                                                      ---------------
Total                                                                       1,789,241
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.2%)
B&G Foods Cl A                                           51,000               411,060
Cal-Maine Foods                                           1,119                44,189
Cosan Cl A                                               28,100(b,c)          336,638
Darling Intl                                             52,460(b)            720,276
J&J Snack Foods                                          21,200               714,228
Overhill Farms                                            9,088(b)             59,072
Ralcorp Holdings                                          4,622(b)            283,791
                                                                      ---------------
Total                                                                       2,569,254
-------------------------------------------------------------------------------------


GAS UTILITIES (0.9%)
Atmos Energy                                              7,024               193,441
Laclede Group                                             5,114               229,772
Natl Fuel Gas                                             9,235               436,908
Nicor                                                     7,951               364,871
UGI                                                      21,784               599,060
                                                                      ---------------
Total                                                                       1,824,052
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (4.4%)
Analogic                                                  5,672               383,994
ArthroCare                                                1,359(b)             34,845
Conmed                                                    6,744(b)            215,538
Cooper Companies                                         43,400             1,598,423
CryoLife                                                  5,321(b)             83,965
Cyberonics                                                4,105(b)             88,052
Cynosure Cl A                                             1,012(b)             25,077
Edwards Lifesciences                                        916(b)             54,236
ev3                                                      52,600(b)            642,246
Exactech                                                  2,078(b)             53,758
Immucor                                                  65,100(b)          2,096,872
Integra LifeSciences Holdings                            22,400(b)          1,086,176
Invacare                                                 11,058               281,205
Kensey Nash                                                 824(b)             29,672
Mentor                                                   23,700               584,916
Natus Medical                                             8,400(b)            206,640
STERIS                                                      799                29,379
Symmetry Medical                                         72,200(b)          1,242,562
Synovis Life Technologies                                 3,661(b)             80,396
                                                                      ---------------
Total                                                                       8,817,952
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (8.2%)
Air Methods                                              18,500(b)            534,095
Amedisys                                                 37,000(b,d)        1,969,139
AMERIGROUP                                               11,061(b)            286,259
AMN Healthcare Services                                  59,900(b)          1,138,100
Animal Health Intl                                       31,900(b)            237,974
Apria Healthcare Group                                   38,320(b)            757,970
CardioNet                                                12,500(b)            381,250
Centene                                                  58,724(b)          1,325,988
Emergency Medical Services Cl A                             378(b)             12,580
Hanger Orthopedic Group                                   3,042(b)             51,501
HealthExtras                                             40,800(b)          1,330,080
HealthSouth                                               2,182(b)             39,254
LHC Group                                                   623(b)             18,148
LifePoint Hospitals                                      18,100(b)            610,694
Molina Healthcare                                        21,466(b)            675,535
Owens & Minor                                            21,202               977,836
Pediatrix Medical Group                                   4,704(b)            267,893
Providence Service                                       31,600(b)            404,796
PSS World Medical                                        79,003(b)          1,443,385


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
Psychiatric Solutions                                    58,700(b)         $2,215,924
Sunrise Senior Living                                    22,500(b)            457,425
VCA Antech                                               53,900(b)          1,656,886
                                                                      ---------------
Total                                                                      16,792,712
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (0.5%)
Eclipsys                                                  5,900(b)            131,629
Phase Forward                                            26,100(b)            504,252
Vital Images                                             27,100(b)            425,470
                                                                      ---------------
Total                                                                       1,061,351
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.9%)
AFC Enterprises                                          16,903(b)            153,310
Bally Technologies                                       13,190(b)            451,494
Bob Evans Farms                                           2,236                62,765
Burger King Holdings                                     10,330               256,391
CEC Entertainment                                        23,459(b)            803,705
Cheesecake Factory                                       39,600(b)            608,652
Choice Hotels Intl                                        4,791               129,309
Einstein Noah Restaurant Group                            2,084(b)             24,570
Morgans Hotel Group                                      18,600(b)            318,060
Red Robin Gourmet Burgers                                19,300(b)            515,310
Texas Roadhouse Cl A                                     48,600(b)            436,428
WMS Inds                                                  5,968(b)            200,525
                                                                      ---------------
Total                                                                       3,960,519
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.7%)
Helen of Troy                                             3,327(b,c)           80,014
Tupperware Brands                                        13,963               498,758
Universal Electronics                                    36,239(b)            950,187
                                                                      ---------------
Total                                                                       1,528,959
-------------------------------------------------------------------------------------


INSURANCE (3.8%)
Allied World Assurance Holdings                          12,501(c)            482,789
American Financial Group                                  7,396               211,008
American Physicians Service Group                           917                20,247
Amerisafe                                                 6,681(b)            123,532
Aspen Insurance Holdings                                 37,169(c)          1,007,280
HCC Insurance Holdings                                   62,250             1,567,455
Hilb Rogal & Hobbs                                       24,300             1,106,865
Infinity Property & Casualty                              1,400                65,100
Montpelier Re Holdings                                   21,900(c)            354,561
Navigators Group                                          1,881(b)             98,564
Platinum Underwriters Holdings                           11,109(c)            401,590
Protective Life                                           5,000               181,450
Reinsurance Group of America                                687(b)             33,086
RLI                                                       9,800               547,918
StanCorp Financial Group                                 25,000             1,225,250
Tower Group                                              23,400               490,230
                                                                      ---------------
Total                                                                       7,916,925
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.2%)
1-800-FLOWERS.com Cl A                                   13,794(b)             84,695
PetMed Express                                           25,000(b)            356,000
                                                                      ---------------
Total                                                                         440,695
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (2.0%)
DealerTrack Holdings                                     35,900(b)            661,637
Dice Holdings                                             5,035(b)             44,761
Digital River                                            11,400(b)            498,750
EarthLink                                                61,833(b)            576,284
GSI Commerce                                             24,400(b)            392,352
Open Text                                                 5,549(b,c)          194,603
SAVVIS                                                   21,800(b)            346,184
United Online                                             3,317                34,932
Websense                                                 60,200(b)          1,362,929
                                                                      ---------------
Total                                                                       4,112,432
-------------------------------------------------------------------------------------


IT SERVICES (2.5%)
Acxiom                                                   24,766               357,869
Alliance Data Systems                                    10,400(b)            668,096
Broadridge Financial Solutions                            8,322               166,190
CGI Group Cl A                                            3,520(b,c)           37,664
CSG Systems Intl                                         17,384(b)            328,558
Global Cash Access Holdings                              13,471(b)             80,691
Global Payments                                          28,800             1,388,448
Hewitt Associates Cl A                                    3,988(b)            160,357
ManTech Intl Cl A                                         2,643(b)            155,646
NCI Cl A                                                    602(b)             16,134
SAIC                                                      5,214(b)            104,541
SRA Intl Cl A                                            26,200(b)            615,176
TeleTech Holdings                                        52,200(b)            804,924
Wright Express                                           11,700(b)            348,075
                                                                      ---------------
Total                                                                       5,232,369
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.6%)
JAKKS Pacific                                            18,983(b)            473,626
Polaris Inds                                             16,147(d)            728,068
RC2                                                         239(b)              6,016
Sport Supply Group                                        2,489                30,366
                                                                      ---------------
Total                                                                       1,238,076
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (2.9%)
Bio-Rad Laboratories Cl A                                   971(b)            104,480
eResearchTechnology                                      14,177(b)            191,248
ICON ADR                                                 18,600(b,c)          757,578
Invitrogen                                               16,277(b)            691,121
Kendle Intl                                              18,200(b)            899,990
PerkinElmer                                              61,100             1,735,851
PharmaNet Development Group                              22,800(b)            595,080
Techne                                                   12,900(b)            995,493
                                                                      ---------------
Total                                                                       5,970,841
-------------------------------------------------------------------------------------


MACHINERY (6.8%)
Actuant Cl A                                             69,174             2,182,440
Altra Holdings                                            1,953(b)             35,134
Bucyrus Intl                                             12,500               873,125
Chart Inds                                                4,487(b)            207,210
Clarcor                                                  27,500             1,098,075
EnPro Inds                                                2,643(b)            111,402
Flow Intl                                                46,200(b)            313,698
Gardner Denver                                           20,603(b)            930,019
Graco                                                    65,500             2,498,825
IDEX                                                     57,500             2,131,525
Lydall                                                    1,776(b)             20,761
Nordson                                                   5,500               294,965
Oshkosh                                                  21,100               325,362
RBC Bearings                                             38,400(b)          1,533,696
Robbins & Myers                                          15,966               716,075
Sauer-Danfoss                                            11,600               380,132
Tecumseh Products Cl A                                    6,438(b)            169,899
Thermadyne Holdings                                       2,016(b)             45,360
                                                                      ---------------
Total                                                                      13,867,703
-------------------------------------------------------------------------------------


MARINE (0.5%)
Horizon Lines Cl A                                       39,245(d)            509,400
Kirby                                                    10,030(b)            459,274
                                                                      ---------------
Total                                                                         968,674
-------------------------------------------------------------------------------------


MEDIA (1.8%)
Carmike Cinemas                                           3,059                16,121
Cinemark Holdings                                         9,100               133,679
DreamWorks Animation SKG Cl A                            20,353(b)            648,854
Entravision Communications Cl A                          90,200(b)            288,640
John Wiley & Sons Cl A                                   26,568             1,264,105
Regal Entertainment Group Cl A                           65,100             1,091,076
Valassis Communications                                  26,384(b)            248,273
                                                                      ---------------
Total                                                                       3,690,748
-------------------------------------------------------------------------------------


METALS & MINING (2.2%)
Century Aluminum                                         24,142(b)          1,177,164
Cleveland-Cliffs                                          8,000               809,760
Coeur d'Alene Mines                                      80,900(b)            144,811
Commercial Metals                                        10,900               283,727
Eldorado Gold                                           101,100(b,c)          801,723
Haynes Intl                                              15,000(b)            876,900
Olympic Steel                                             1,128                53,704
Reliance Steel & Aluminum                                 8,500               484,585
                                                                      ---------------
Total                                                                       4,632,374
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.5%)
Big Lots                                                 20,852(b)            616,594
Dollar Tree                                              12,156(b)            466,304
                                                                      ---------------
Total                                                                       1,082,898
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (5.5%)
Arena Resources                                          24,800(b)          1,107,816
Berry Petroleum Cl A                                      9,800               407,876
Bill Barrett                                             19,400(b)            763,972
Comstock Resources                                       29,600(b)          1,922,224
Concho Resources                                         13,700(b)            447,579
Denbury Resources                                         6,600(b)            164,274
Encore Acquisition                                        6,300(b)            324,828
EXCO Resources                                           80,100(b)          2,121,047
Foundation Coal Holdings                                  7,700               455,455
Holly                                                     6,661               213,152
McMoRan Exploration                                       7,882(b)            215,573
Parallel Petroleum                                       73,800(b)            977,112
Penn Virginia                                             5,350               354,063


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (CONT.)
PetroQuest Energy                                         5,737(b)           $106,077
St. Mary Land & Exploration                              22,942               968,611
Stone Energy                                              9,451(b)            450,529
W&T Offshore                                              6,347               223,161
                                                                      ---------------
Total                                                                      11,223,349
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.1%)
Buckeye Technologies                                     25,475(b)            234,625
Kapstone Paper and Packaging                              4,806(b)             35,949
                                                                      ---------------
Total                                                                         270,574
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.0%)
King Pharmaceuticals                                     40,619(b)            464,681
KV Pharmaceutical Cl A                                   31,700(b)            714,836
Matrixx Initiatives                                         760(b)             13,467
Medicines                                                   809(b)             19,707
Medicis Pharmaceutical Cl A                              25,163               521,126
Questcor Pharmaceuticals                                  2,448(b)             13,366
VIVUS                                                    49,585(b)            418,993
                                                                      ---------------
Total                                                                       2,166,176
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (3.3%)
Annaly Capital Management                                14,000               209,440
Associated Estates Realty                                 1,337                19,654
BioMed Realty Trust                                       9,381               251,223
Entertainment Properties Trust                            1,709                92,747
Equity Lifestyle Properties                              15,714               780,672
Essex Property Trust                                      3,927               460,833
Extra Space Storage                                      26,004               409,563
First Potomac Realty Trust                               45,700               759,077
Gladstone Commercial                                     23,800               362,712
Jer Investors Trust                                      37,500(d)            215,625
Lexington Realty Trust                                      869                12,957
Medical Properties Trust                                  6,182                68,249
MFA Mtge Investments                                    147,000               999,600
Mid-America Apartment Communities                         3,386               169,842
NorthStar Realty Finance                                 46,900(d)            335,335
Senior Housing Properties Trust                           7,664               166,156
Sovran Self Storage                                       1,946                74,921
Sunstone Hotel Investors                                 55,200               782,736
Taubman Centers                                          14,573               707,373
                                                                      ---------------
Total                                                                       6,878,715
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Thomas Properties Group                                  30,500               293,715
-------------------------------------------------------------------------------------


ROAD & RAIL (1.5%)
Arkansas Best                                             4,858               168,184
Heartland Express                                        73,700             1,217,524
JB Hunt Transport Services                               12,300               448,335
Knight Transportation                                    50,600(d)            905,234
Landstar System                                           4,360               213,727
USA Truck                                                   995(b)             18,308
Vitran                                                    8,000(b,c)          136,640
Werner Enterprises                                        2,727                62,203
                                                                      ---------------
Total                                                                       3,170,155
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.2%)
Amkor Technology                                         29,879(b)            224,391
ASM Intl                                                 10,119(c)            251,558
ATMI                                                     32,900(b)            802,431
Cavium Networks                                          37,500(b)            640,875
Cirrus Logic                                             10,733(b)             66,652
FormFactor                                               20,100(b)            385,719
Kulicke & Soffa Inds                                     11,955(b)             61,449
Microsemi                                                34,338(b)            944,295
Natl Semiconductor                                        3,544                75,948
Pericom Semiconductor                                     1,382(b)             18,850
Power Integrations                                       44,600(b)          1,312,579
Silicon Image                                            13,783(b)             95,516
Skyworks Solutions                                       44,901(b)            435,540
Standard Microsystems                                    14,708(b)            429,768
TriQuint Semiconductor                                   18,505(b)            116,396
Ultratech                                                   761(b)             11,301
Verigy                                                   35,400(b,c)          653,838
Volterra Semiconductor                                   12,156(b)            191,092
                                                                      ---------------
Total                                                                       6,718,198
-------------------------------------------------------------------------------------


SOFTWARE (2.9%)
ANSYS                                                     4,099(b)            181,791
Blackbaud                                                36,400               734,916
CommVault Systems                                        46,100(b)            777,246
Compuware                                                22,940(b)            262,204
Informatica                                               3,004(b)             50,677
JDA Software Group                                        7,481(b)            136,379
Mentor Graphics                                          19,387(b,d)          236,521
Parametric Technology                                     4,289(b)             86,123
Quest Software                                           55,900(b)            826,761
Radiant Systems                                           6,344(b)             57,857
Soapstone Networks                                       10,552(b)             41,364
Solera Holdings                                          27,800(b)            857,074
SPSS                                                      7,989(b)            252,293
Sybase                                                   21,529(b)            740,813
Synopsys                                                 24,075(b)            518,335
THQ                                                      14,900(b)            228,268
                                                                      ---------------
Total                                                                       5,988,622
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.3%)
America's Car-Mart                                        6,015(b)            113,744
Citi Trends                                               8,600(b)            177,332
Dress Barn                                                2,792(b)             45,398
Finish Line Cl A                                          3,677                44,455
Genesco                                                  11,994(b)            439,100
Gymboree                                                 11,129(b)            436,813
Jo-Ann Stores                                            17,785(b)            444,092
New York & Co                                            14,584(b)            172,091
RadioShack                                                5,095                96,856
Rent-A-Center                                             1,946(b)             44,096
Tween Brands                                             17,200(b)            186,792
Wet Seal Cl A                                            83,900(b)            395,169
                                                                      ---------------
Total                                                                       2,595,938
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (1.3%)
Deckers Outdoor                                             127(b)             14,439
Fossil                                                    1,472(b)             44,042
Perry Ellis Intl                                          7,933(b)            135,337
Skechers USA Cl A                                        14,921(b)            285,290
True Religion Apparel                                     2,789(b)             75,721
UniFirst                                                  1,711                73,624
Volcom                                                   30,000(b)            535,200
Warnaco Group                                            25,570(b)          1,318,645
Wolverine World Wide                                      6,357               167,380
                                                                      ---------------
Total                                                                       2,649,678
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.2%)
Charter Financial                                           782                11,222
Trustco Bank NY                                           2,984                29,184
WSFS Financial                                            6,200               331,513
                                                                      ---------------
Total                                                                         371,919
-------------------------------------------------------------------------------------


TOBACCO (--%)
Alliance One Intl                                         7,984(b)             32,096
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (2.3%)
Applied Industrial Technologies                           4,680               136,235
Beacon Roofing Supply                                    89,637(b)          1,459,290
Interline Brands                                         41,500(b)            666,075
Rush Enterprises Cl A                                    43,900(b)            579,041
Watsco                                                   33,400(d)          1,709,747
WESCO Intl                                                5,676(b)            218,185
                                                                      ---------------
Total                                                                       4,768,573
-------------------------------------------------------------------------------------


TRANSPORTATION INFRASTRUCTURE (0.1%)
Macquarie Infrastructure LLC                             13,700               284,275
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (1.6%)
Centennial Communications                               122,500(b)            933,450
SBA Communications Cl A                                  48,400(b)          1,690,612
Syniverse Holdings                                       38,759(b)            643,012
                                                                      ---------------
Total                                                                       3,267,074
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $196,573,174)                                                     $202,780,196
-------------------------------------------------------------------------------------



MONEY MARKET FUND (5.3%)(e)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.57%              11,047,301(f)        $11,047,301
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $11,047,301)                                                       $11,047,301
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $207,620,475)(g)                                                  $213,827,497
=====================================================================================






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2008, the value of foreign securities represented 3.6% of net assets.

(d)  At Aug. 31, 2008, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 3.2% of net assets. The Fund's cash equivalent position is 2.1% of net assets.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Aug. 31, 2008.

(g) At Aug. 31, 2008, the cost of securities for federal income tax purposes was approximately $207,620,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $20,193,000
Unrealized depreciation                                                     (13,986,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                  $6,207,000
---------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Aug. 31, 2008:

                                                                   FAIR VALUE AT AUG. 31, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $213,827,497          $--             $--        $213,827,497





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
5 RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                    RIVERSOURCE PARTNERS SMALL CAP VALUE FUND

                                AT AUG. 31, 2008



AUG. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





COMMON STOCKS (89.6%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.1%)
AAR                                                                     $2-
                                                         1,338(b)     1,234
Ceradyne                                                11,199(b)     504,627
                                                                      ---------------
Total                                                                         525,861
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.6%)
Forward Air                                             73,000        2,576,170
Hub Group Cl A                                           8,783(b)     350,793
                                                                      ---------------
Total                                                                       2,926,963
-------------------------------------------------------------------------------------


AIRLINES (2.8%)
Air France-KLM ADR                                     286,770(c)     6,932,665
Alaska Air Group                                       281,200(b)     5,908,012
                                                                      ---------------
Total                                                                      12,840,677
-------------------------------------------------------------------------------------


AUTO COMPONENTS (2.9%)
American Axle & Mfg Holdings                           377,500        1,834,650
ATC Technology                                          71,000(b)     1,719,620
Cooper Tire & Rubber                                   236,700        2,262,852
Lear                                                   258,900(b)     3,251,783
Spartan Motors                                          51,568        243,917
Standard Motor Products                                 38,357        265,047
Stoneridge                                              24,015(b)     304,991
Superior Inds Intl                                     110,098(d)     1,934,422
Visteon                                                569,000(b)     1,832,180
                                                                      ---------------
Total                                                                      13,649,462
-------------------------------------------------------------------------------------


AUTOMOBILES (0.7%)
Thor Inds                                               49,000(d)     1,126,020
Winnebago Inds                                         178,200(d)     2,022,570
                                                                      ---------------
Total                                                                       3,148,590
-------------------------------------------------------------------------------------


BEVERAGES (--%)
Central European Distribution                            3,019(b)     174,166
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (1.1%)
Ameron Intl                                              1,229        143,621
Gibraltar Inds                                          31,143        669,886
Insteel Inds                                            39,104        668,678
NCI Building Systems                                    28,463(b)     1,089,564
Simpson Mfg                                             95,273        2,648,589
                                                                      ---------------
Total                                                                       5,220,338
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.3%)
BlackRock Kelso Capital                                 21,306        238,414
Knight Capital Group Cl A                               17,479(b)     301,338
Penson Worldwide                                        32,599(b)     549,294
SWS Group                                               24,174        487,831
                                                                      ---------------
Total                                                                       1,576,877
-------------------------------------------------------------------------------------


CHEMICALS (2.4%)
CF Inds Holdings                                         2,189        333,604
Ferro                                                   41,420        912,897
Innophos Holdings                                       31,472        1,179,885
Minerals Technologies                                    4,108        269,813
Olin                                                    70,493        1,896,967
PolyOne                                                608,100(b)     4,992,501
Terra Inds                                              28,108        1,412,427
                                                                      ---------------
Total                                                                      10,998,094
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (7.4%)
Bank of Hawaii                                          56,000        2,961,280
Bank of Marin Bancorp                                    5,245        161,598
Bank of the Ozarks                                      11,133        249,045
Boston Private Financial Holdings                      329,750        2,947,965
Cathay General Bancorp                                 175,000(d)     3,388,001
Center Financial                                        15,922        214,469
Colonial BancGroup                                     264,000(d)     1,668,480
Cullen/Frost Bankers                                    49,202        2,739,567
CVB Financial                                          238,000        2,558,500
East West Bancorp                                       15,100        188,297
Farmers Capital Bank                                     7,815        233,434
First BanCorp                                          105,268(c)     994,783
First Financial Bancorp                                  5,807        75,607
First Merchants                                          6,126        118,171
FirstMerit                                              18,280        369,987
Glacier Bancorp                                         12,241        260,978
Intl Bancshares                                         91,000        2,351,440
MainSource Financial Group                              45,412        822,411
Oriental Financial Group                                48,578(c)     839,428
Pennsylvania Commerce Bancorp                            4,910(b)     137,284
Republic Bancorp Cl A                                   26,908        797,284
Santander BanCorp                                       61,609(c)     676,467
Southside Bancshares                                    37,997        826,435
SVB Financial Group                                      8,179(b)     458,433
Synovus Financial                                      208,000        1,913,600
TCF Financial                                           97,500        1,535,625
Texas Capital Bancshares                                15,164(b)     236,710
UMB Financial                                            4,483        233,250
United Community Banks                                  26,600        312,816
W Holding                                              926,544(c,d)   595,721
Wilshire Bancorp                                        36,669        497,598
Zions Bancorporation                                    91,000        2,442,440
                                                                      ---------------
Total                                                                      33,807,104
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (3.7%)
Bowne & Co                                              18,214        220,389
Comfort Systems USA                                     82,850        1,262,634
Korn/Ferry Intl                                        233,600(b)     4,153,408
Navigant Consulting                                    181,000(b)     3,133,110
Resources Connection                                    91,000(b)     2,200,380
Schawk                                                 110,000        1,733,600
School Specialty                                        66,000(b)     2,013,000
United Stationers                                       51,500(b)     2,553,370
                                                                      ---------------
Total                                                                      17,269,891
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.4%)
3Com                                                 2,046,000(b)     4,337,520
ADC Telecommunications                                  31,506(b)     322,937
Avocent                                                 58,640(b)     1,376,281
Oplink Communications                                    4,882(b)     64,149
Sycamore Networks                                      171,882(b)     601,587
                                                                      ---------------
Total                                                                       6,702,474
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (2.5%)
Avid Technology                                        123,500(b,d)   2,870,140
Diebold                                                137,700        5,459,805
Electronics for Imaging                                167,089(b)     2,772,007
Imation                                                 13,384        284,276
                                                                      ---------------
Total                                                                      11,386,228
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (1.3%)
EMCOR Group                                              6,360(b)     216,685
Insituform Technologies Cl A                           169,700(b)     3,115,692
Perini                                                   8,369(b)     223,536
Pike Electric                                          133,000(b)     2,507,050
                                                                      ---------------
Total                                                                       6,062,963
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.1%)
Audiovox Cl A                                           62,200(b)     607,072
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


DIVERSIFIED CONSUMER SERVICES (0.1%)
Coinstar                                                                $2-
                                                         7,909(b)     60,364
Matthews Intl Cl A                                       7,192        361,470
                                                                      ---------------
Total                                                                         621,834
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.4%)
Encore Capital Group                                    40,881(b)     519,189
Financial Federal                                       35,357        882,864
Medallion Financial                                     23,939        248,487
                                                                      ---------------
Total                                                                       1,650,540
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
General Communication Cl A                             219,000(b)     2,220,660
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.6%)
Cleco                                                   11,125        280,461
El Paso Electric                                        47,142(b)     1,003,653
Idacorp                                                 10,426        310,695
Portland General Electric                               39,317        1,007,301
Unisource Energy                                         7,328        235,449
                                                                      ---------------
Total                                                                       2,837,559
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (1.8%)
AMETEK                                                  23,000        1,116,420
C&D Technologies                                        28,994(b)     222,964
Encore Wire                                             14,563        277,716
EnerSys                                                 34,766(b)     977,620
Franklin Electric                                        5,070        219,531
GrafTech Intl                                           16,479(b)     334,853
Regal-Beloit                                           106,800        5,014,261
Woodward Governor                                        4,565        211,496
                                                                      ---------------
Total                                                                       8,374,861
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (4.7%)
CTS                                                     17,551        232,375
Gerber Scientific                                       21,978(b)     196,044
Insight Enterprises                                     32,273(b)     537,023
Jabil Circuit                                           63,000        1,062,180
Littelfuse                                             134,200(b)     4,761,416
Mercury Computer Systems                               157,000(b)     1,452,250
Multi-Fineline Electronix                                2,765(b)     47,171
PC Connection                                           19,463(b)     147,724
Plexus                                                 215,205(b)     6,032,196
Sanmina-SCI                                             36,360(b)     85,446
SYNNEX                                                  70,070(b)     1,610,909
Tech Data                                               19,229(b)     656,478
Vishay Intertechnology                                 538,500(b)     4,787,265
                                                                      ---------------
Total                                                                      21,608,477
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (2.0%)
Allis-Chalmers Energy                                   12,072(b)     174,561
Boots & Coots Intl Well Control                         21,828(b)     66,575
Grey Wolf                                               30,809(b)     268,346
GulfMark Offshore                                       24,172(b)     1,211,017
Hornbeck Offshore Services                               9,528(b)     419,804
Lufkin Inds                                             14,600        1,354,734
Oceaneering Intl                                        22,000(b)     1,373,021
Oil States Intl                                          8,815(b)     490,378
Parker Drilling                                        107,168(b)     993,447
Pioneer Drilling                                        25,783(b)     432,123
Superior Well Services                                   2,728(b)     89,915
TETRA Technologies                                     114,000(b)     2,523,961
                                                                      ---------------
Total                                                                       9,397,882
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.9%)
Andersons                                               37,799        1,699,443
Casey's General Stores                                  15,496        449,384
Great Atlantic & Pacific Tea                            13,456(b)     219,602
Nash Finch                                              41,952        1,708,285
                                                                      ---------------
Total                                                                       4,076,714
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.3%)
J&J Snack Foods                                         76,000        2,560,440
Omega Protein                                           39,603(b)     537,809
Ralcorp Holdings                                        38,275(b)     2,350,085
Sanderson Farms                                         18,369        630,240
                                                                      ---------------
Total                                                                       6,078,574
-------------------------------------------------------------------------------------


GAS UTILITIES (0.5%)
New Jersey Resources                                    50,000        1,809,000
Southwest Gas                                           21,769        660,689
                                                                      ---------------
Total                                                                       2,469,689
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (1.3%)
Advanced Medical Optics                                 95,000(b,d)   2,054,850
Analogic                                                 3,080        208,516
Conmed                                                   1,241(b)     39,662
Cooper Companies                                        41,000        1,510,030
ICU Medical                                             66,000(b)     2,004,420
Merit Medical Systems                                    4,510(b)     87,314
                                                                      ---------------
Total                                                                       5,904,792
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (2.8%)
AMN Healthcare Services                                114,000(b)     2,166,000
Chemed                                                  78,500        3,433,591
Emergency Medical Services Cl A                         69,000(b)     2,296,320
HealthSpring                                            72,540(b)     1,440,644
Kindred Healthcare                                       8,896(b)     275,153
Magellan Health Services                                61,000(b)     2,657,160
Universal American Financial                            46,325(b)     610,100
                                                                      ---------------
Total                                                                      12,878,968
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (2.2%)
Ameristar Casinos                                      132,300        2,188,242
Bob Evans Farms                                         12,813        359,661
CEC Entertainment                                       25,309(b)     867,086
Lodgian                                                428,564(b)     3,625,652
Papa John's Intl                                        73,000(b)     2,038,160
Speedway Motorsports                                    39,465        873,360
                                                                      ---------------
Total                                                                       9,952,161
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (--%)
Tupperware Brands                                        2,897        103,481
-------------------------------------------------------------------------------------


INSURANCE (6.3%)
AmCOMP                                                   6,651(b)     79,812
American Equity Investment Life Holding                 44,990        413,458
American Natl Insurance                                 27,300        2,605,785
American Physicians Capital                             24,378        1,031,189
American Physicians Service Group                       14,273        315,148
Amerisafe                                               57,808(b)     1,068,870
AmTrust Financial Services                              39,657        557,577
CNA Surety                                              21,428(b)     344,348
FPIC Insurance Group                                    26,301(b)     1,358,710
Harleysville Group                                      12,206        442,712
Independence Holding                                    21,254        279,278
Infinity Property & Casualty                            43,340        2,015,310
IPC Holdings                                            94,241(c)     2,984,612
MBIA                                                    66,456(d)     1,077,916
Meadowbrook Insurance Group                             11,801        79,067
Navigators Group                                        19,093(b)     1,000,473
ProAssurance                                            30,027(b)     1,618,455
Quanta Capital Holdings                              1,317,600(c)     3,583,872
RLI                                                     14,025        784,138
Safety Insurance Group                                  16,027        689,161
Selective Insurance Group                              163,323        3,942,617
Stewart Information Services                           138,200        2,585,722
                                                                      ---------------
Total                                                                      28,858,230
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (0.1%)
DealerTrack Holdings                                    33,053(b)     609,167
-------------------------------------------------------------------------------------


IT SERVICES (2.5%)
CACI Intl Cl A                                          56,402(b)     2,856,761
MAXIMUS                                                127,100        4,702,701
TNS                                                        307(b)     7,030
Unisys                                                 351,000(b)     1,435,590
VeriFone Holdings                                      128,000(b)     2,580,480
                                                                      ---------------
Total                                                                      11,582,562
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (1.5%)
Brunswick                                              197,700        2,726,282
Head                                                   755,200(b,c)   1,264,960
JAKKS Pacific                                           16,522(b)     412,224
RC2                                                     92,974(b)     2,340,156
                                                                      ---------------
Total                                                                       6,743,622
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.5%)
Bio-Rad Laboratories Cl A                               20,500(b)     2,205,800
-------------------------------------------------------------------------------------


MACHINERY (3.9%)
Alamo Group                                             33,492        700,988
CIRCOR Intl                                             11,279        679,673
Flowserve                                               25,800        3,408,696
Harsco                                                  41,700        2,195,088
Kaydon                                                  91,800        5,116,013
Mueller Inds                                             3,193        89,564
Nordson                                                  2,992        160,461
Terex                                                   90,600(b)     4,556,274
Watts Water Technologies Cl A                           45,000(d)     1,279,350
                                                                      ---------------
Total                                                                      18,186,107
-------------------------------------------------------------------------------------


MARINE (0.2%)
Genco Shipping & Trading                                15,608        979,246
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


MEDIA (1.1%)
Central European Media Enterprises Series A                             $1-
                                                        19,000(b,c)   ,480,290
Valassis Communications                                391,600(b)     3,684,956
                                                                      ---------------
Total                                                                       5,165,246
-------------------------------------------------------------------------------------


METALS & MINING (1.3%)
Brush Engineered Materials                               9,889(b)     289,748
Compass Minerals Intl                                    4,287        296,960
Kaiser Aluminum                                         14,828        801,602
Olympic Steel                                            4,739        225,624
Schnitzer Steel Inds Cl A                                2,984        204,135
Stillwater Mining                                      325,000(b)     2,421,251
Universal Stainless & Alloy Products                     8,875(b)     320,831
Worthington Inds                                        94,304        1,659,750
                                                                      ---------------
Total                                                                       6,219,901
-------------------------------------------------------------------------------------


MULTILINE RETAIL (2.1%)
Dillard's Cl A                                         324,600(d)     4,145,142
Family Dollar Stores                                   224,500        5,594,540
Fred's Cl A                                              9,380        131,508
                                                                      ---------------
Total                                                                       9,871,190
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.4%)
Avista                                                  15,282        340,789
NorthWestern                                             1,321        34,742
PNM Resources                                          140,000        1,650,600
                                                                      ---------------
Total                                                                       2,026,131
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (6.3%)
Aventine Renewable Energy Holdings                      56,080(b)     358,912
Berry Petroleum Cl A                                    25,910        1,078,374
Bill Barrett                                             6,668(b)     262,586
Brigham Exploration                                     10,630(b)     144,249
Callon Petroleum                                        44,564(b)     885,487
Encore Acquisition                                      54,532(b)     2,811,670
Energy Partners                                         14,637(b)     174,180
EXCO Resources                                         131,500(b)     3,482,120
GeoMet                                                  17,759(b)     123,958
GeoResources                                             3,813(b)     62,724
GMX Resources                                            3,181(b)     215,799
Gulfport Energy                                         49,500(b)     660,330
Mariner Energy                                           8,433(b)     245,316
Meridian Resource                                       35,422(b)     95,994
Parallel Petroleum                                     142,100(b)     1,881,404
Penn Virginia                                            3,178        210,320
PetroQuest Energy                                       53,206(b)     983,779
Quicksilver Resources                                   80,000(b)     1,935,200
RAM Energy Resources                                    75,870(b)     346,726
Rosetta Resources                                       63,545(b)     1,477,421
Stone Energy                                            83,393(b)     3,975,344
Swift Energy                                            17,342(b)     810,045
TXCO Resources                                          46,550(b)     563,721
USEC                                                   671,153(b,d)   3,865,841
VAALCO Energy                                           92,457(b)     723,938
Warren Resources                                        17,039(b)     192,370
Whiting Petroleum                                        3,846(b)     370,139
World Fuel Services                                     21,745        626,473
                                                                      ---------------
Total                                                                      28,564,420
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (1.4%)
Buckeye Technologies                                    16,872(b)     155,391
Domtar                                                 285,800(b,c)   1,631,918
Glatfelter                                             195,505        2,868,059
Kapstone Paper and Packaging                            35,296(b)     264,014
Neenah Paper                                            82,000        1,592,440
                                                                      ---------------
Total                                                                       6,511,822
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (1.5%)
MI Developments Cl A                                   323,500(c,d)   7,058,770
-------------------------------------------------------------------------------------


ROAD & RAIL (0.2%)
Arkansas Best                                            9,417        326,017
Genesee & Wyoming Cl A                                  13,231(b)     569,065
                                                                      ---------------
Total                                                                         895,082
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.6%)
Applied Micro Circuits                                  80,729(b)     642,603
Brooks Automation                                      438,100(b)     4,210,140
Eagle Test Systems                                      16,871(b)     239,231
Entegris                                               266,000(b)     1,638,560
Integrated Silicon Solution                            351,148(b)     1,383,523
RF Micro Devices                                        93,993(b)     364,693
Semiconductor Mfg Intl ADR                           1,746,800(b,c)   4,139,916
Skyworks Solutions                                      39,521(b)     383,354
Spansion Cl A                                          736,100(b)     1,656,225
TriQuint Semiconductor                                  89,847(b)     565,138
Ultratech                                                1,664(b)     24,710
Varian Semiconductor Equipment Associates               40,000(b)     1,292,000
                                                                      ---------------
Total                                                                      16,540,093
-------------------------------------------------------------------------------------


SOFTWARE (1.4%)
Mentor Graphics                                        330,000(b)     4,026,000
MSC.Software                                           181,500(b)     2,355,870
TIBCO Software                                          30,503(b)     249,820
                                                                      ---------------
Total                                                                       6,631,690
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (4.4%)
Aaron Rents                                             79,177        2,261,295
America's Car-Mart                                      32,332(b)     611,398
Barnes & Noble                                           4,843        119,767
Blockbuster Cl A                                        73,870(b)     177,288
Borders Group                                          416,000        2,912,000
Cabela's                                                65,150(b,d)   798,088
Cato Cl A                                               20,483        360,706
Children's Place Retail Stores                          64,302(b)     2,697,469
Collective Brands                                        8,068(b)     117,147
Conn's                                                  12,772(b)     244,201
Genesco                                                 20,362(b)     745,453
Group 1 Automotive                                      80,000        1,692,800
Jos A Bank Clothiers                                    22,076(b)     573,755
MarineMax                                              134,100(b,d)   1,062,072
Men's Wearhouse                                        250,900        5,494,710
Stage Stores                                            21,626        344,286
                                                                      ---------------
Total                                                                      20,212,435
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (2.3%)
G-III Apparel Group                                      9,528(b)     176,363
Movado Group                                             4,784        110,941
Quiksilver                                             120,093(b)     925,917
Skechers USA Cl A                                       41,907(b)     801,262
Steven Madden                                           13,868(b)     348,780
UniFirst                                                52,531        2,260,409
Volcom                                                  67,500(b)     1,204,200
Warnaco Group                                           12,460(b)     642,562
Wolverine World Wide                                   154,400        4,065,352
                                                                      ---------------
Total                                                                      10,535,786
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (1.2%)
Berkshire Hills Bancorp                                  5,750        152,950
Dime Community Bancshares                               13,386        219,798
First Financial Holdings                                16,667        364,007
Flushing Financial                                      64,487        1,121,429
OceanFirst Financial                                     8,013        144,635
Ocwen Financial                                         74,692(b)     520,603
Trustco Bank NY                                        229,000(d)     2,239,620
WSFS Financial                                          10,485        560,633
                                                                      ---------------
Total                                                                       5,323,675
-------------------------------------------------------------------------------------


TOBACCO (--%)
Universal                                                  537        27,881
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.5%)
Huttig Building Products                               297,560(b)     645,705
Kaman                                                    6,340        191,151
TAL Intl Group                                          63,965        1,572,260
                                                                      ---------------
Total                                                                       2,409,116
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.5%)
iPCS                                                    64,000(b)     1,280,000
Syniverse Holdings                                      70,990(b)     1,177,724
                                                                      ---------------
Total                                                                       2,457,724
-------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $463,309,959)                                                     $414,688,648
-------------------------------------------------------------------------------------



PREFERRED STOCKS (0.3%)
ISSUER                                                 SHARES                VALUE(a)
BANKING
East West Bancorp Series A Cv                                           $1-
                                                         1,640        ,350,950
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost: $1,640,000)                                                         $1,350,950
-------------------------------------------------------------------------------------






MONEY MARKET FUND (15.9%)(e)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.57%              73,477,355(f)        $73,477,355
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $73,477,355)                                                       $73,477,355
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $538,427,314)(g)                                                  $489,516,953
=====================================================================================






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2008, the value of foreign securities represented 7.0% of net assets.

(d)  At Aug. 31, 2008, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 5.8% of net assets. The Fund's cash equivalent position is 10.1% of net assets.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Aug. 31, 2008.

(g) At Aug. 31, 2008, the cost of securities for federal income tax purposes was approximately $538,427,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $39,608,000
Unrealized depreciation                                                      (88,518,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(48,910,000)
----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov.15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Aug. 31, 2008:

                                                                   FAIR VALUE AT AUG. 31, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $488,166,003       $1,350,950         $--        $489,516,953


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
4 RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverSource Managers Series, Inc.
(Registrant)


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date October 30, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date October 30, 2008